UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                Form 13F

                                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ____
	This Amendment (Check only one.): [ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		NLI International Inc.
Address: 	1251 Avenue of the Americas, 18th Floor
		New York, NY 10020-1198

Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Tomohiko Masuda
Title: President
Phone: (212) 403-3400

Signature, Place, and Date of Signing:



________________________		New York, NY		_____________________

[Signature] 			[City, State] 		[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 91

Form 13F Information Table Value Total: 434,494
(thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

								FORM 13F INFORMATION TABLE
							NAME OF REPORTING MANAGER:  NLI INTERNATIONAL INC.

Column 1			Column 2     Column 3	Column 4	   Column 5	      Column 6    Column 7  Column 8


Name of 			Title of     Cusip 	Value 	      Amount and Type      	Investment  Other	Voting
Issuer				Class	     Number	($1,000)      of Security	     	Discretion  Managers   Authority
												 			(Shares)
							 		Shares or
							 		Principal   SH/PUT		         	  Sole Share None
							 		Amount     PRN CALL


3M CO                     	COM         88579Y101       587      	7,020   	SH       SOLE                   7,020
ABBOTT LABS               	COM         002824100       627     	11,900   	SH       SOLE                  11,900
ACCENTURE PLC IRELAND     	SHS CLASS A G1151C101       570     	13,580   	SH       SOLE                  13,580
ACE LTD                   	SHS         H0023R105     3,250     	62,140   	SH       SOLE                  62,140
ALLEGHENY TECHNOLOGIES INC	COM         01741R102     3,600     	66,680   	SH       SOLE                  66,680
ALLIANT ENERGY CORP       	COM         018802108     3,409        102,490   	SH       SOLE                 102,490
ANADARKO PETE CORP        	COM         032511107     6,152     	84,490   	SH       SOLE                  84,490
APACHE CORP               	COM         037411105     5,244     	51,670   	SH       SOLE                  51,670
APPLE INC                 	COM         037833100     6,987     	29,740   	SH       SOLE                  29,740
ARCHER DANIELS MIDLAND CO 	COM         039483102     5,487        189,820   	SH       SOLE                 189,820
AT&T INC                  	COM         00206R102     5,839        225,970   	SH       SOLE                 225,970
BANK OF AMERICA CORPORATIO	COM         060505104     9,395        526,350   	SH       SOLE                 526,350
BANK OF NEW YORK MELLON CO	COM         064058100     6,501        210,510   	SH       SOLE                 210,510
BAXTER INTL INC           	COM         071813109     4,507     	77,440   	SH       SOLE                  77,440
BIOGEN IDEC INC           	COM         09062X103     3,504     	61,070   	SH       SOLE                  61,070
BORGWARNER INC            	COM         099724106     4,189        109,710   	SH       SOLE                 109,710
CAPITAL ONE FINL CORP     	COM         14040H105     6,471        156,270   	SH       SOLE                 156,270
CARNIVAL CORP             	PAIRED CTF  143658300     5,414        139,220   	SH       SOLE                 139,220
CATERPILLAR INC DEL       	COM         149123101     2,405     	38,260   	SH       SOLE                  38,260
CITRIX SYS INC            	COM         177376100     5,472        115,260   	SH       SOLE                 115,260
CLIFFS NATURAL RESOURCES I	COM         18683K101     3,112     	43,860   	SH       SOLE                  43,860
CLOROX CO DEL             	COM         189054109     4,691     	73,130   	SH       SOLE                  73,130
CME GROUP INC             	COM         12572Q105     7,523     	23,800   	SH       SOLE                  23,800
COMCAST CORP NEW          	CL A        20030N101     3,397        180,530   	SH       SOLE                 180,530
CORNING INC               	COM         219350105     7,175        354,980   	SH       SOLE                 354,980
COVANCE INC               	COM         222816100     4,416     	71,940   	SH       SOLE                  71,940
CVS CAREMARK CORPORATION  	COM         126650100     2,212     	60,480   	SH       SOLE                  60,480
DEERE & CO                	COM         244199105     6,803        114,420   	SH       SOLE                 114,420
DENTSPLY INTL INC NEW     	COM         249030107     1,841     	52,840   	SH       SOLE                  52,840
DOW CHEM CO               	COM         260543103     3,252        110,000   	SH       SOLE                 110,000
EXELON CORP               	COM         30161N101     5,650        128,950   	SH       SOLE                 128,950
EXXON MOBIL CORP          	COM         30231G102    14,297        213,450   	SH       SOLE                 213,450
FEDEX CORP                	COM         31428X106     3,880     	41,530   	SH       SOLE                  41,530
FIRST SOLAR INC           	COM         336433107     3,900     	31,800   	SH       SOLE                  31,800
FREEPORT-MCMORAN COPPER & 	COM         35671D857     1,206     	14,440   	SH       SOLE                  14,440
GAMESTOP CORP NEW         	CL A        36467W109     5,526        252,220   	SH       SOLE                 252,220
GENERAL ELECTRIC CO       	COM         369604103     2,972        163,320   	SH       SOLE                 163,320
GILEAD SCIENCES INC       	COM         375558103     3,315     	72,900   	SH       SOLE                  72,900
GOLDMAN SACHS GROUP INC   	COM         38141G104     7,293     	42,740   	SH       SOLE                  42,740
GOOGLE INC                	CL A        38259P508    13,439     	23,700   	SH       SOLE                  23,700
HALLIBURTON CO            	COM         406216101     4,087        135,680   	SH       SOLE                 135,680
HARTFORD FINL SVCS GROUP I	COM         416515104     2,999        105,560   	SH       SOLE                 105,560
HEINZ H J CO              	COM         423074103     2,910     	63,800   	SH       SOLE                  63,800
HEWLETT PACKARD CO        	COM         428236103     8,377        157,600   	SH       SOLE                 157,600
INTEL CORP                	COM         458140100     9,515        427,430   	SH       SOLE                 427,430
ISHARES INC               	MSCI BRAZIL 464286400     1,068     	14,500   	SH       SOLE                  14,500
JOHNSON & JOHNSON         	COM         478160104     3,440     	52,760   	SH       SOLE                  52,760
JPMORGAN CHASE & CO       	COM         46625H100    13,443        300,390   	SH       SOLE                 300,390
MACYS INC                 	COM         55616P104     1,122     	51,530   	SH       SOLE                  51,530
MARATHON OIL CORP         	COM         565849106     1,497     	47,300   	SH       SOLE                  47,300
MCDONALDS CORP            	COM         580135101     4,426     	66,350   	SH       SOLE                  66,350
MEDCO HEALTH SOLUTIONS INC	COM         58405U102     4,004     	62,030   	SH       SOLE                  62,030
MEDTRONIC INC             	COM         585055106     1,078     	23,950   	SH       SOLE                  23,950
MERCK & CO INC NEW        	COM         58933Y105     7,929        212,290   	SH       SOLE                 212,290
METLIFE INC               	COM         59156R108     4,842        111,710   	SH       SOLE                 111,710
MICROSOFT CORP            	COM         594918104     7,284        248,840   	SH       SOLE                 248,840
MOHAWK INDS INC           	COM         61166W101     4,781     	66,930   	SH       SOLE                  66,930
MOTOROLA INC              	COM         620076109     4,300        612,660   	SH       SOLE                 612,660
NATIONAL OILWELL VARCO INC	COM         637071101     1,096     	27,000   	SH       SOLE                  27,000
NEWS CORP                 	CL A        65248E104     6,005        416,680   	SH       SOLE                 416,680
NORFOLK SOUTHERN CORP     	COM         655844108     2,066     	36,970   	SH       SOLE                  36,970
OCCIDENTAL PETE CORP DEL  	COM         674599105    10,124        119,740   	SH       SOLE                 119,740
ORACLE CORP               	COM         68389X105     1,552     	60,400   	SH       SOLE                  60,400
PEPSICO INC               	COM         713448108     6,468     	97,760   	SH       SOLE                  97,760
PETROHAWK ENERGY CORP     	COM         716495106     4,022        198,330   	SH       SOLE                 198,330
PFIZER INC                	COM         717081103     3,835        223,580   	SH       SOLE                 223,580
PHILIP MORRIS INTL INC    	COM         718172109     9,150        175,430   	SH       SOLE                 175,430
PRECISION CASTPARTS CORP  	COM         740189105     3,217     	25,390   	SH       SOLE                  25,390
PROCTER & GAMBLE CO       	COM         742718109     9,205        145,480   	SH       SOLE                 145,480
QUALCOMM INC              	COM         747525103     8,994        214,200   	SH       SOLE                 214,200
ROCKWELL AUTOMATION INC   	COM         773903109     4,661     	82,710   	SH       SOLE                  82,710
ROPER INDS INC NEW        	COM         776696106     4,885     	84,450   	SH       SOLE                  84,450
SANDISK CORP              	COM         80004C101     5,265        152,030   	SH       SOLE                 152,030
SEMPRA ENERGY             	COM         816851109     3,464     	69,430   	SH       SOLE                  69,430
SPRINT NEXTEL CORP        	COM SER 1   852061100     3,655        961,830   	SH       SOLE                 961,830
SUNTRUST BKS INC          	COM         867914103     6,319        235,890   	SH       SOLE                 235,890
TEXTRON INC               	COM         883203101     4,917        231,600   	SH       SOLE                 231,600
THERMO FISHER SCIENTIFIC I	COM         883556102     6,594        128,170   	SH       SOLE                 128,170
TRANSOCEAN LTD            	REG SHS     H8817H100     5,262     	60,916   	SH       SOLE                  60,916
UNITED TECHNOLOGIES CORP  	COM         913017109     6,120     	83,140   	SH       SOLE                  83,140
UNITEDHEALTH GROUP INC    	COM         91324P102     4,378        134,020   	SH       SOLE                 134,020
URBAN OUTFITTERS INC      	COM         917047102     4,919        129,350   	SH       SOLE                 129,350
US BANCORP DEL            	COM NEW     902973304       541     	20,920   	SH       SOLE                  20,920
VERIZON COMMUNICATIONS INC	COM         92343V104     5,323        171,610   	SH       SOLE                 171,610
WAL MART STORES INC       	COM         931142103     2,864     	51,510   	SH       SOLE                  51,510
WALGREEN CO               	COM         931422109     3,349     	90,310   	SH       SOLE                  90,310
WEATHERFORD INTERNATIONAL 	REG         H27013103       361     	22,780   	SH       SOLE                  22,780
WELLPOINT INC             	COM         94973V107     2,735     	42,480   	SH       SOLE                  42,480
WELLS FARGO & CO NEW      	COM         949746101       828     	26,610   	SH       SOLE                  26,610
YAHOO INC                 	COM         984332106     3,890        235,340   	SH       SOLE                 235,340

Total: 91                                          	434,494     11,974,976                              	   11,974,976

